Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental International Large Company Index Fund

Schwab Fundamental International Small Company Index Fund

Schwab Fundamental Emerging Markets Large Company Index Fund

Supplement dated May 5, 2014 to the Summary Prospectuses, the Statutory Prospectus and the Statement of Additional Information dated February 28, 2014

This supplement provides new and additional information beyond that contained in each of the above-referenced Summary Prospectuses, Statutory Prospectus and Statement of Additional Information and should be read in conjunction with each document, as applicable.

II.	Statutory Prospectus

a.	Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small Company Index Fund

The “Foreign Investment Risk” under the “Principal risks” section on pages 11 and 15 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. To the extent the fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

b.	Schwab Fundamental Emerging Markets Large Company Index Fund

The “Foreign Investment Risk” under the “Principal risks” section on page 19 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Fundamental International Large Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental International Large Company Index Fund

Supplement dated May 5, 2014 to the Summary Prospectuses, the Statutory Prospectus and the Statement of Additional Information dated February 28, 2014

This supplement provides new and additional information beyond that contained in each of the above-referenced Summary Prospectuses, Statutory Prospectus and Statement of Additional Information and should be read in conjunction with each document, as applicable.

II.	Statutory Prospectus

a.	Schwab Fundamental International Large Company Index Fund

The “Foreign Investment Risk” under the “Principal risks” section on pages 11 and 15 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. To the extent the fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Fundamental International Small Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental International Small Company Index Fund

Supplement dated May 5, 2014 to the Summary Prospectuses, the Statutory Prospectus and the Statement of Additional Information dated February 28, 2014

This supplement provides new and additional information beyond that contained in each of the above-referenced Summary Prospectuses, Statutory Prospectus and Statement of Additional Information and should be read in conjunction with each document, as applicable.

II.	Statutory Prospectus

a.	Schwab Fundamental International Small Company Index Fund

The “Foreign Investment Risk” under the “Principal risks” section on pages 11 and 15 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. To the extent the fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Schwab Fundamental Emerging Markets Large Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab Fundamental Emerging Markets Large Company Index Fund

Supplement dated May 5, 2014 to the Summary Prospectuses, the Statutory Prospectus and the Statement of Additional Information dated February 28, 2014

This supplement provides new and additional information beyond that contained in each of the above-referenced Summary Prospectuses, Statutory Prospectus and Statement of Additional Information and should be read in conjunction with each document, as applicable.

II.	Statutory Prospectus

b.	Schwab Fundamental Emerging Markets Large Company Index Fund

The “Foreign Investment Risk” under the “Principal risks” section on page 19 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.